Condensed Combined Balance Sheets (Parenthetical) - shares		Sep. 30, 2015	Dec. 31, 2014
Common
Common and Subordinated units issued	[1]	28,753,623	28,753,623
Common and Subordinated units outstanding	[1]	28,753,623	28,753,623
Subordinated
Common and Subordinated units issued	[1]	28,753,623	28,753,623
Common and Subordinated units outstanding	[1]	28,753,623	28,753,623

[1]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.